Loans and Related Allowance for Credit Losses, Nonaccrual Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 5,626	$ 7,212
Total Nonaccrual loans without related allowance for credit losses	2,629	3,489
Recognized interest income	358	378
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	1,823	2,376
Total Nonaccrual loans without related allowance for credit losses	313	270
Recognized interest income	117	166
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	746	980
Nonaccrual loans without related allowance for credit losses	174	190
Recognized interest income	63	97
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	958	1,248
Nonaccrual loans without related allowance for credit losses	134	71
Recognized interest income	54	69
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual lease financing	119	148
Nonaccrual lease financing without related allowance for credit losses	5	9
Recognized interest income	0	0
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	3,803	4,836
Nonaccrual loans without related allowance for credit losses	2,316	3,219
Recognized interest income	241	212
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	3,611	4,604
Nonaccrual loans without related allowance for credit losses	2,316	3,219
Recognized interest income	211	175
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	1,000	694
Total Consumer [Member] | Auto [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	153	198
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	26	34
Total Consumer [Member] | Other consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	39	34
Nonaccrual loans without related allowance for credit losses	0	0
Recognized interest income	4	3
Total Consumer [Member] | Government guaranteed mortgage loans upon foreclosure receivable [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Mortgage loans in process of foreclosure, amount	$ 771	$ 583